Debt (Schedule Of Long-Term Debt) (Details) (USD $)								0 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2010 Senior Notes, 3.25% Due 2015 [Member]	Sep. 30, 2010 Senior Notes, 3.25% Due 2015 [Member]	Nov. 10, 2011 Credit Agreement [Member]	Dec. 31, 2011 Credit Agreement [Member]	Dec. 31, 2010 Credit Agreement [Member]		Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Line of Credit Facility [Line Items]
Revolving credit facility	$ 497,000,000		$ 398,000,000						$ 497,000,000 [1]	$ 398,000,000	[1]
Senior notes issued					250,000,000	250,000,000	250,000,000
Unamortized discount	(200,000)				(200,000)	(200,000)	(200,000)
Total long-term debt	746,800,000	[2]	647,800,000	[3]					497,000,000
Weighted-average variable interest rate									1.69%	1.14%
Net effective interest rate	4.86%								4.86%	4.28%		2.94%	5.19%
Line of credit facility, maturity date								November 10, 2016	November 10, 2016
Interest payable semi-annually	3.25%		3.25%		3.25%		3.25%
Maturity date					October 1, 2015		October 1, 2015
Notional Amount of Interest Rate Derivatives	$ 450,000,000

[1]	$450.0 million of debt has been swapped to a fixed-rate obligation with effective fixed-rates ranging from 2.94% to 5.19%, for a net effective rate of 4.86% on the $497.0 million of outstanding debt under our revolving credit facility as of December 31, 2011.
[2]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.